December 28, 2010

Summary Prospectus

BlackRock Global Growth Fund, Inc. ï Investor, Institutional and Class R Shares

	Investor A	Investor B	Investor C	Institutional	Class R
Fund	Shares	Shares	Shares	Shares	Shares
BlackRock Global Growth Fund, Inc.	MDGGX	MBGGX	MCGGX	MAGGX	MRGWX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus (including amendments and supplements) and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://www.blackrock.com/prospectus. You can also get this information at no cost by calling (800) 441-7762 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated December 28, 2010, as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus.

This Summary Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Summary Prospectus

Key Facts about BlackRock Global Growth Fund, Inc.

Investment Objective
The investment objective of BlackRock Global Growth Fund, Inc. (the “Fund”) is to seek long term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the BlackRock-advised fund complex. More information about these and other discounts is available from your financial professional and in the “Details about the Share Classes” section on page 17 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-57 of the Fund’s statement of additional information.

Shareholder Fees	Investor A		Investor B		Investor C		Institutional	Class R
(fees paid directly from your investment)	Shares		Shares		Shares		Shares	Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%		None		None		None	None

Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	[1]	4.50%	[2]	1.00%	[3]	None	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	2.00%		2.00%		2.00%		2.00%	2.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of	Investor A		Investor B		Investor C		Institutional	Class R
the value of your investment)	Shares		Shares		Shares		Shares	Shares
Management Fee	0.75%		0.75%		0.75%		0.75%	0.75%

Distribution and/or Service (12b-1) Fees	0.25%		1.00%		1.00%		None	0.50%

Other Expenses[4]	0.33%		0.46%		0.39%		0.33%	0.48%

Total Annual Fund Operating Expenses[5]	1.33%		2.21%		2.14%		1.08%	1.73%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” for the complete schedule of CDSCs.)

[3]	There is no CDSC on Investor C Shares after one year.

[4]	Other Expenses are restated to reflect current fees.

[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Other Expenses to reflect current fees.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$653	$924	$1,216	$2,042

Investor B Shares	$674	$1,041	$1,385	$2,322

Investor C Shares	$317	$670	$1,149	$2,472

Institutional Shares	$110	$343	$595	$1,317

Class R Shares	$176	$545	$939	$2,041

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor B Shares	$224	$691	$1,185	$2,322

Investor C Shares	$217	$670	$1,149	$2,472

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 139% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund invests primarily in common stock of companies of any market capitalization located in various foreign countries and the United States, selected for their above average return potential. The Fund generally invests at least 65% of its total assets in common stock of companies from at least three different countries. In addition, the Fund may invest up to 25% of its total assets in stocks of issuers in emerging market countries.

Under normal circumstances, the Fund anticipates it will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by BlackRock, in which case the Fund would invest at least 30%) — of its total assets in foreign securities which may include securities (i) of foreign government issuers, (ii) of issuers organized or located outside the U.S., (iii) of issuers which primarily trade in a market located outside the U.S., or (iv) of issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes the Fund may deviate very substantially from the allocation described above.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

■	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

■	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

■	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

■	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

■	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

■	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

■	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■	Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.

■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■	Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

■	Small Cap Securities Risk — Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the MSCI All Country World Index (“MSCI ACWI”). As with all such investments, past performance (before and after taxes) is not an indication of future results. The returns for Class R Shares prior to January 3, 2003, the commencement of operations of Class R Shares, are based on the performance of the Fund’s Institutional Shares. The returns for Class R Shares, however, are adjusted to reflect the distribution and service (12b-1) fees applicable to Class R Shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Investor A Shares
ANNUAL TOTAL RETURNS
BlackRock Global Growth Fund
As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 24.14% (quarter ended June 30, 2009) and the lowest return for a quarter was −23.41% (quarter ended December 31, 2008). The year-to-date return as of September 30, 2010 was 1.44%.

As of 12/31/09
Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Global Growth Fund — Investor A
Return Before Taxes	29.03%	6.27%	(0.93)%
Return After Taxes on Distributions	28.27%	5.97%	(1.48)%
Return After Taxes on Distributions and Sale of Shares	18.87%	5.24%	(1.10)%

BlackRock Global Growth Fund — Investor B
Return Before Taxes	30.46%	6.22%	(1.02)%

BlackRock Global Growth Fund — Investor C
Return Before Taxes	33.94%	6.56%	(1.18)%

BlackRock Global Growth Fund — Institutional
Return Before Taxes	36.47%	7.70%	(0.14)%

BlackRock Global Growth Fund — Class R
Return Before Taxes	35.60%	7.05%	(0.58)%

MSCI All Country World Index
(Reflects no deduction for fees, expenses or taxes)	34.63%	3.10%	0.42%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C, Institutional and Class R Shares will vary.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”). The Fund’s sub-adviser is BlackRock Investment Management, LLC. Where applicable, the use of the term BlackRock also refers to the Fund’s sub-adviser.

Portfolio Managers

	Portfolio Manager
Name	of the Fund Since	Title
Thomas Callan, CFA	2008	Managing Director of BlackRock, Inc.

Michael Carey, CFA	2008	Managing Director of BlackRock, Inc.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day the New York Stock Exchange (“NYSE”) is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 441-7762, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com/funds. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Investor A and
	Investor C Shares	Investor B Shares	Institutional Shares	Class R Shares
Minimum Initial Investment	$1,000 for all accounts except: • $250 for certain fee-based programs. • $100 for retirement plans. • $50, if establishing Automatic Investment Plan (“AIP”).	Available only for exchanges and dividend reinvestments by current holders and for purchase by certain qualified employee benefit plans.	$2 million for institutions and individuals. Institutional Shares are available to clients of registered investment advisers who have $250,000 invested in the Fund.	$100 for all accounts.

Minimum Additional Investment	$50 for all accounts except certain retirement plans and payroll deduction programs may have a lower minimum.	N/A	No subsequent minimum.	No subsequent minimum.

Tax Information

The Fund’s dividends and distributions may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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The Fund’s prospectus and statement of additional information, both dated December 28, 2010, are incorporated by reference into this Summary Prospectus.

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© BLACKROCK ADVISORS, LLC INVESTMENT COMPANY ACT FILE # 811-8327 SPRO-GG-1210